Schedule of Investments (unaudited)
February 28, 2026
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 Western Asset Global High Income Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 88.9%
Communication Services — 13.4%
Diversified Telecommunication Services — 4.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,880,000	$1,326,558 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	960,000	665,988 (a)(b)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	324,000	304,854 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	861,070	875,057 (a)
Altice France SA, Senior Secured Notes	6.875%	10/15/30	160,061	155,350 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	571,647	549,449 (a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	73,421 (b)
Fibercop SpA, Senior Secured Notes	7.200%	7/18/36	406,000	412,648 (a)(b)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	1,240,000	1,292,402 (a)(b)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	160,000	165,834 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,090,000	1,140,754 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	1,040,000	1,102,165 (a)(b)
Total Diversified Telecommunication Services				8,064,480
Entertainment — 0.3%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	970,000	683,850 (b)
Media — 6.9%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	400,000	429,205 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	2,520,000	2,559,415 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	322,997 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,830,000	1,713,329 (b)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	630,000	666,241 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	590,000	603,881 (a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	980,000	1,015,114 (a)(b)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	2,365,000	2,583,819 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	1,401,269	1,420,892 (b)(c)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	90,000	79,720 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	470,000	416,412 (a)(b)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	456,000	405,580 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	550,000	563,216 (a)(b)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	760,000	637,463 (a)(b)
VZ Secured Financing BV, Senior Secured Notes	5.250%	1/15/33	220,000 EUR	255,288 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	200,000	196,716 (a)
Total Media				13,869,288
Wireless Telecommunication Services — 2.2%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	930,000	663,265 (a)(b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	2,210,000	1,328,257 (a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	600,847 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,418,284 (b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	450,000 GBP	540,485 (a)
Total Wireless Telecommunication Services				4,551,138

Total Communication Services				27,168,756
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 15.8%
Automobile Components — 2.7%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	1,220,000	$1,240,747 (a)(b)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	730,000	765,011 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	360,000	380,723 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,150,000	1,192,102 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	720,000	742,463 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,090,000	1,094,150 (a)(b)
Total Automobile Components				5,415,196
Automobiles — 1.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	220,000	198,112 (b)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	500,000	542,054 (b)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	770,000	732,437 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,650,000	2,481,619 (a)(b)
Total Automobiles				3,954,222
Broadline Retail — 0.9%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,120,000	1,259,310 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	500,000	485,763 (d)
Total Broadline Retail				1,745,073
Hotels, Restaurants & Leisure — 6.5%
Carnival Corp., Senior Notes	6.125%	2/15/33	690,000	714,748 (a)(b)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,760,000 EUR	3,042,114 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,660,000	1,444,200 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	610,000	597,368 (b)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	530,000	518,154 (a)(b)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	470,000	469,201 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	190,000	191,894 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,410,000	1,448,384 (a)(b)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	980,000	1,001,805 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	680,000	651,209 (b)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	764,000	766,032 (a)(b)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	850,000	849,567 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	1,030,000	1,036,681 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	360,000	388,953 (a)(b)
Total Hotels, Restaurants & Leisure				13,120,310
Household Durables — 0.4%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	400,000	409,311 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	400,000	421,257 (a)
Total Household Durables				830,568
Specialty Retail — 3.4%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	680,000	691,549 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,070,000	1,096,654 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	185,345 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	2,630,000	2,460,504 (a)(e)
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	420,000	408,910 (a)(e)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	700,000	684,131 (a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	560,000	581,732 (b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Upbound Group Inc., Senior Notes	6.375%	2/15/29	720,000	$713,349 (a)(b)
Total Specialty Retail				6,822,174

Total Consumer Discretionary				31,887,543
Consumer Staples — 1.4%
Beverages — 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,250,000	1,237,911 (a)
Food Products — 0.8%
Grupo Nutresa SA, Senior Notes	8.000%	5/12/30	710,000	765,913 (a)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	740,000	757,860 (a)
Total Food Products				1,523,773

Total Consumer Staples				2,761,684
Energy — 18.5%
Energy Equipment & Services — 1.3%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	960,000	995,064 (a)(b)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	500,000	520,688 (a)(b)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	580,000	589,758 (a)
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	485,730	535,975 (a)
Total Energy Equipment & Services				2,641,485
Oil, Gas & Consumable Fuels — 17.2%
Chord Energy Corp., Senior Notes	6.000%	10/1/30	560,000	572,303 (a)(b)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	860,000	893,798 (a)(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000	791,832 (b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000	247,482 (b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	288,000	296,546 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	360,000	357,897 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,200,000	1,241,190 (a)(b)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000	714,821 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,860,000	1,401,464 (b)(f)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	680,000	689,277 (b)(g)(h)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,730,000	1,668,369 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	670,000	692,817 (a)(b)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	500,000	460,686 (a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,634,662 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.410%	9/30/29	378,379	393,514 (a)(h)(i)(j)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,712,812 (a)(b)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	680,000	695,627 (a)(b)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	323,321 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	400,000	414,401 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	2,910,000	2,917,566 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	650,000	475,982 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,500,000	957,127 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	250,000	223,140
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,022,000	2,504,281 (b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	250,000	$264,425 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	330,000	340,102 (a)(b)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	320,000	335,134 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	1,485,000	1,536,151 (a)(b)(g)(h)
Sunoco LP, Senior Notes	5.625%	3/15/31	560,000	565,077 (a)(b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	4,980,000	4,359,049 (a)(b)(g)(h)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	520,000	546,242 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	500,000	567,386 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	390,000	415,664 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	570,000	578,419 (a)(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	442,105 (b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	388,757 (b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	594,259 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,538,164 (f)
Total Oil, Gas & Consumable Fuels				34,751,849

Total Energy				37,393,334
Financials — 10.6%
Banks — 3.6%
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (2.720% to 8/11/26 then 5 year Treasury Constant Maturity Rate + 2.000%)	2.720%	8/11/31	1,000,000	992,973 (d)(h)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,400,000	1,491,057 (a)(b)(g)(h)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	360,000	372,394 (g)(h)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	260,000	266,748 (g)(h)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	950,000	1,122,546 (b)(h)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	420,000	440,197 (b)(g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,360,000	2,565,365 (g)(h)
Total Banks				7,251,280
Capital Markets — 1.0%
Credit Suisse AG AT1 Claim	—	—	4,900,000	0 *(i)(j)(k)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	340,000	353,092 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	330,000	350,556 (a)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	600,000	613,450 (a)(g)(h)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	260,000	266,497 (a)(g)(h)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	500,000	545,406 (a)(g)(h)
Total Capital Markets				2,129,001
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	1,020,000	$1,005,375 (a)(h)
Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	4,000,000	3,652,565 (f)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	310,000	269,897 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	710,000	739,118 (a)(b)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	390,000	407,045 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	930,000	866,198 (a)(b)
Total Financial Services				5,934,823
Insurance — 1.7%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	280,000	274,835 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	410,000	397,583 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	2,050,000	2,154,894 (a)(b)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	530,000	527,767 (a)
Total Insurance				3,355,079
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	1,080,000	1,051,622 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	670,000	702,901 (a)(b)
Total Mortgage Real Estate Investment Trusts (REITs)				1,754,523

Total Financials				21,430,081
Health Care — 5.8%
Health Care Providers & Services — 2.9%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,300,000	1,257,083 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	310,000	274,394 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	250,000	229,571 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,850,000	2,007,206 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	790,000	833,504 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	630,000	663,685 (a)(b)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	640,000	626,534 (a)
Total Health Care Providers & Services				5,891,977
Pharmaceuticals — 2.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,056,000	2,127,976 (a)(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	460,000	456,275 (a)(b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	160,000	126,600 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	249,000	231,960 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000	695,285 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	2,060,000	2,187,518 (b)
Total Pharmaceuticals				5,825,614

Total Health Care				11,717,591
Industrials — 8.8%
Aerospace & Defense — 1.2%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	120,000	123,975 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	150,000	155,591 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Bombardier Inc., Senior Notes	7.500%	2/1/29	620,000	$645,080 (a)(b)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,100,000	1,171,679 (a)(b)
Bombardier Inc., Senior Notes	7.000%	6/1/32	310,000	326,939 (a)
Total Aerospace & Defense				2,423,264
Building Products — 0.8%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	210,000	211,521 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,310,000	1,362,332 (a)(b)
Total Building Products				1,573,853
Commercial Services & Supplies — 3.1%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,380,000	1,435,981 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,350,000	1,450,462 (b)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	330,000	344,128
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	580,000	585,883 (a)(b)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	950,000	931,039 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,420,000	1,464,587 (a)(b)
Total Commercial Services & Supplies				6,212,080
Construction & Engineering — 1.1%
Arcosa Inc., Senior Notes	6.875%	8/15/32	260,000	272,954 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	750,000	774,987 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,040,000	1,141,339 (a)(b)
Total Construction & Engineering				2,189,280
Ground Transportation — 0.5%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	980,000	956,667 (a)(b)
Industrial Conglomerates — 0.2%
Sigma Foods SAB de CV, Senior Notes	6.875%	3/25/44	400,000	442,494 (a)
Machinery — 0.5%
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	310,000	318,914 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	710,000	737,723 (a)(b)
Total Machinery				1,056,637
Passenger Airlines — 1.1%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	2,220,000	2,263,844 (a)(b)
Trading Companies & Distributors — 0.3%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	150,000	157,281 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	530,000	560,590 (a)(b)
Total Trading Companies & Distributors				717,871

Total Industrials				17,835,990
Information Technology — 4.7%
Communications Equipment — 1.0%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,840,000	1,954,858 (a)(b)
Electronic Equipment, Instruments & Components — 0.9%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	840,000	899,550 (a)(b)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	960,000	1,020,946 (a)(b)
Total Electronic Equipment, Instruments & Components				1,920,496
IT Services — 1.0%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	530,000	556,702 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — continued
CoreWeave Inc., Senior Notes	9.250%	6/1/30	1,320,000	$1,294,247 (a)(b)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	250,000 EUR	293,128 (a)
Total IT Services				2,144,077
Semiconductors & Semiconductor Equipment — 0.4%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	700,000	727,685 (a)(b)
Software — 1.1%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	690,000	676,437 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	590,000	590,999 (a)(b)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	510,000	481,578 (a)(b)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	430,000	428,184 (a)(b)
Total Software				2,177,198
Technology Hardware, Storage & Peripherals — 0.3%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	270,000	276,670 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	320,000	338,310 (a)
Total Technology Hardware, Storage & Peripherals				614,980

Total Information Technology				9,539,294
Materials — 5.1%
Chemicals — 0.6%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	310,000	319,478
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	210,000	215,250 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	810,875 (a)(b)
Total Chemicals				1,345,603
Metals & Mining — 4.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,321,049 (f)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,260,000	2,371,474 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,500,000	2,672,165 (a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	590,000	618,217 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000	1,594,509 (f)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	478,381 (b)
Total Metals & Mining				9,055,795

Total Materials				10,401,398
Real Estate — 2.6%
Diversified REITs — 1.0%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	350,000	343,166
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	110,000 GBP	134,347
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	300,000	259,466
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	360,000	385,561 (a)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	950,000	964,304 (a)
Total Diversified REITs				2,086,844
Health Care REITs — 0.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	140,000	126,734
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	600,000	624,682 (a)
Total Health Care REITs				751,416
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — 0.4%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	108,284	$5,663 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	88,190	1,323 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	116,412	1,601 (c)(d)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	152,810	1,146 (d)(g)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	42,580	319 (c)(d)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	144,998	20,300 (c)(d)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	790,000	818,665 (a)(b)
Total Real Estate Management & Development				849,017
Specialized REITs — 0.8%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	260,000	266,990 (a)(b)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,140,000	1,170,210 (a)(b)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	220,000	222,940 (a)
Total Specialized REITs				1,660,140

Total Real Estate				5,347,417
Utilities — 2.2%
Electric Utilities — 2.0%
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	600,000	551,956 (a)(b)
Eskom Holdings, Senior Notes	4.314%	7/23/27	980,000	972,373 (d)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,410,000	1,435,778 (a)(b)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	460,000	473,222 (a)(b)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	550,000	581,476 (a)(b)
Total Electric Utilities				4,014,805
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	390,000	414,301 (a)

Total Utilities				4,429,106
Total Corporate Bonds & Notes (Cost — $169,426,409)				179,912,194
Sovereign Bonds — 21.9%
Angola — 0.9%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	500,000	506,968 (a)
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,430,000	1,426,519 (a)
Total Angola				1,933,487
Argentina — 1.4%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,892,480	1,505,262 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,370,000	1,342,600 (a)
Total Argentina				2,847,862
Bahamas — 0.7%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	1,000,000	999,500 (a)
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	425,000	462,612 (a)
Total Bahamas				1,462,112
Benin — 0.6%

Benin Government International Bond, Senior Notes	7.960%	2/13/38	1,100,000	1,160,328 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — 0.2%

Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	500,000	$470,250
Chile — 0.6%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,500,000	1,189,500
Costa Rica — 0.3%

Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	561,715 (a)
Dominican Republic — 1.2%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	620,000	607,693 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,910,000	1,842,138 (a)
Total Dominican Republic				2,449,831
Ecuador — 0.6%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	230,000	232,070 (a)
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	389,403	354,357 (d)
Ecuador Government International Bond, Senior Notes	9.250%	1/29/39	290,000	294,350 (a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	480,000	393,360 (a)
Total Ecuador				1,274,137
Egypt — 1.2%

Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,280,000	2,352,707 (d)
Ghana — 0.3%

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	600,000	545,459 (a)
Guatemala — 0.7%

Guatemala Government Bond, Senior Notes	4.650%	10/7/41	1,500,000	1,332,112 (a)
Ivory Coast — 1.1%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,500,000	1,496,378 (a)
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	700,000	668,972 (a)
Total Ivory Coast				2,165,350
Jamaica — 0.3%

Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000	607,665
Jordan — 0.5%

Jordan Government International Bond, Senior Notes	5.850%	7/7/30	960,000	967,125 (a)
Kenya — 0.4%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	270,000	296,031 (a)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	600,000	624,808 (a)
Total Kenya				920,839
Mexico — 1.5%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	2,020,000	1,816,081 (b)
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,500,000	1,313,850 (b)
Total Mexico				3,129,931
Mozambique — 0.3%

Mozambique International Bond, Senior Notes	9.000%	9/15/31	700,000	595,174 (d)
Nigeria — 1.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	920,000	949,341 (a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,450,000	1,453,257 (d)
Total Nigeria				2,402,598
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oman — 0.7%

Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,400,000	$1,433,942 (a)
Panama — 0.8%

Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,890,000	1,594,120
Peru — 1.0%

Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000	2,026,173 (b)
Philippines — 0.4%

Philippine Government International Bond, Senior Notes	3.200%	7/6/46	1,000,000	730,127
Qatar — 0.6%

Qatar Government International Bond, Senior Notes	3.750%	4/16/30	1,200,000	1,200,004 (a)
Saudi Arabia — 0.4%

Saudi Government International Bond, Senior Notes	3.250%	10/26/26	800,000	798,360 (a)
Senegal — 0.3%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	450,000	280,557 (a)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	600,000	374,077 (d)
Total Senegal				654,634
South Africa — 0.6%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	760,000	750,937 (a)
Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	500,000	479,761
Total South Africa				1,230,698
Turkey — 1.4%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	2,000,000	2,011,169
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	1,000,000	766,694
Total Turkey				2,777,863
Ukraine — 0.4%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	50,520	32,805 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	188,784	93,170 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	184,969	115,561 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	159,535	91,481 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	323,695	198,451 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	132,946	76,000 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	416,179	251,951 (a)
Total Ukraine				859,419
United Arab Emirates — 0.4%

Abu Dhabi Government International Bond, Senior Notes	3.125%	10/11/27	750,000	744,047 (a)
Uruguay — 0.7%

Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	47,500,000 UYU	1,414,933
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Zambia — 0.2%
Zambia Government International Bond, Senior Notes, Step bond (5.750% to 6/30/31 then 7.500%)	5.750%	6/30/33	494,942	$482,155 (d)

Total Sovereign Bonds (Cost — $39,260,046)				44,314,657
Senior Loans — 10.2%
Communication Services — 1.4%
Interactive Media & Services — 0.6%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	178,619	179,308 (h)(l)(m)
X Corp., Term Loan B3	9.500%	10/26/29	980,000	1,029,735 (l)(m)
Total Interactive Media & Services				1,209,043
Media — 0.8%
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	1,345,653	255,674 (c)(l)(m)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	9.562%	5/1/29	677,160	587,998 (h)(l)(m)
Ziggo Financing Partnership, Advance Term Loan Facility N (6 mo. Term SOFR + 3.250%)	7.027%	1/15/33	890,000	870,714 (h)(l)(m)
Total Media				1,714,386

Total Communication Services				2,923,429
Consumer Discretionary — 2.2%
Automobile Components — 0.9%
ABC Technologies Inc., Term Loan B	11.922-11.923%	1/2/40	1,005,867	1,005,866 (h)(i)(j)(l)(m)
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	7.787%	4/6/28	718,043	716,507 (h)(l)(m)
First Brands Group LLC, 2022 Incremental Term Loan (1 mo. Term SOFR + 7.114%)	10.786%	3/30/27	319,032	1,211 (h)(l)(m)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.671%	6/29/26	408,035	1,989 (h)(l)(m)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.671%	6/29/26	142,451	27,986 (h)(l)(m)
Total Automobile Components				1,753,559
Diversified Consumer Services — 0.5%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.489%	6/24/30	1,253,014	1,076,026 (h)(l)(m)(n)
Hotels, Restaurants & Leisure — 0.3%
Light & Wonder International Inc., Term Loan B3 (1 mo. Term SOFR + 2.000%)	5.677%	4/16/29	492,516	493,439 (h)(l)(m)
Specialty Retail — 0.5%
Kodiak BP LLC, Initial Term Loan (1 mo. Term SOFR + 3.750%)	7.423%	12/4/31	440,000	440,587 (h)(l)(m)
Petco Health & Wellness Co. Inc., 2026 Term Loan (1 mo. Term SOFR + 4.250%)	7.923%	1/22/31	660,000	636,075 (h)(l)(m)
Total Specialty Retail				1,076,662

Total Consumer Discretionary				4,399,686
Consumer Staples — 0.6%
Beverages — 0.4%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	3/31/28	783,878	784,544 (h)(l)(m)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples Distribution & Retail — 0.2%
Froneri International Ltd., Term Loan Facility B4 (6 mo. Term SOFR + 2.250%)	5.877%	9/30/31	492,393	$481,649 (h)(l)(m)

Total Consumer Staples				1,266,193
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Buckeye Partners LP, 2025 Term Loan B7 (1 mo. Term SOFR + 1.750%)	5.423%	11/22/32	493,775	495,832 (h)(l)(m)

Financials — 0.8%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.673%	11/24/32	392,674	384,164 (h)(l)(m)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 3.500%)	7.173%	3/12/29	236,412	235,053 (h)(l)(m)
Financial Services — 0.3%
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.673%	7/31/31	189,525	182,228 (h)(l)(m)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.173%	7/31/31	395,017	372,429 (h)(l)(m)
Total Financial Services				554,657
Insurance — 0.2%
Broadstreet Partners Inc., 2024 Term Loan B	—	6/13/31	440,000	422,492 (n)

Total Financials				1,596,366
Health Care — 0.6%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.423%	10/23/28	173,931	174,375 (h)(l)(m)
Health Care Providers & Services — 0.3%
Team Services Holding Inc., Term Loan	—	1/31/33	690,000	652,050 (n)
Health Care Technology — 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.423%	2/15/29	440,000	429,733 (h)(l)(m)

Total Health Care				1,256,158
Industrials — 1.7%
Aerospace & Defense — 0.3%
TransDigm Inc., Term Loan J (1 mo. Term SOFR + 2.500%)	6.173%	2/28/31	491,269	491,821 (h)(l)(m)
Building Products — 0.4%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.184%	5/17/28	195,898	157,551 (h)(l)(m)
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	5.923%	2/10/32	694,750	695,184 (h)(l)(m)
Total Building Products				852,735
Machinery — 0.5%
TK Elevator Midco GmbH, USD Term Loan B (6 mo. Term SOFR + 2.750%)	6.377%	4/30/30	980,174	981,571 (h)(l)(m)
Passenger Airlines — 0.5%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	285,792	46,441 *(o)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	1/2/40	230,774	225,004 (h)(l)(m)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	750,137	$656,370 (n)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	7/14/26	57,233	55,803 (h)(l)(m)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	7/14/26	113,038	110,212 (h)(l)(m)
Total Passenger Airlines				1,093,830

Total Industrials				3,419,957
Information Technology — 2.1%
Semiconductors & Semiconductor Equipment — 0.8%
VCI Asset Holdings 2 LLC, Initial Term Loan (6 mo. Term SOFR + 7.750%)	11.500%	2/6/31	1,610,000	1,642,200 (h)(i)(j)(l)(m)(n)
Software — 1.3%
Cloudera Inc., Term Loan	—	10/8/28	360,000	319,372 (n)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	7.917%	7/1/31	325,875	288,515 (h)(l)(m)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	1,681,550	1,907,685 (l)(m)
Total Software				2,515,572

Total Information Technology				4,157,772
Materials — 0.3%
Chemicals — 0.3%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.677%	3/15/29	687,208	675,673 (h)(l)(m)(n)

Utilities — 0.2%
Electric Utilities — 0.2%
Vistra Operations Co. LLC, 2018 Incremental Term Loan (1 mo. Term SOFR + 1.750%)	5.423%	12/20/30	392,000	393,390 (h)(l)(m)

Total Senior Loans (Cost — $21,808,453)				20,584,456
Collateralized Mortgage Obligations(p) — 9.9%
BANK, 2022-BNK44 E	4.000%	11/15/32	600,000	419,086 (a)(h)
BANK5, 2024-5YR12 F	4.802%	12/15/57	500,000	401,885 (h)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	7.299%	11/15/41	1,000,000	1,005,303 (a)(h)
BWAY Mortgage Trust, 2013-1515 F	3.927%	3/10/33	400,000	343,468 (a)(h)
BX Commercial Mortgage Trust, 2019-IMC E (1 mo. Term SOFR + 2.196%)	5.856%	4/15/34	870,000	858,447 (a)(h)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.348%	5/15/34	404,673	406,690 (a)(h)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.350%	4/15/40	679,982	685,446 (a)(h)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	3,744	3,671 (a)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	8.044%	7/15/32	500,000	500,255 (a)(h)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.044%	7/15/32	900,000	870,044 (a)(h)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.960%	10/15/42	200,000	200,514 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA1 B2 (30 Day Average SOFR + 5.364%)	9.032%	1/25/50	750,000	841,484 (a)(h)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(p) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	9.917%	10/25/33	570,000	$725,137 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B2 (30 Day Average SOFR + 8.500%)	12.167%	2/25/42	1,000,000	1,064,773 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA4 B2 (30 Day Average SOFR + 6.364%)	10.032%	10/25/49	1,000,000	1,106,078 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.282%	9/25/49	830,000	926,652 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B2 (30 Day Average SOFR + 6.200%)	9.867%	11/25/41	1,000,000	1,033,063 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	7.667%	1/25/44	800,000	846,563 (a)(h)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	980,000	1,031,322 (a)(h)
HIT Trust, 2022-HI32 J (1 mo. Term SOFR + 9.122%)	12.782%	7/15/39	400,000	403,904 (a)(h)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	290,000	294,770 (a)(h)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.364%	12/15/48	83,265	81,850 (h)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	530,000	493,272
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.223%	12/15/38	540,000	516,807 (a)(h)
New Residential Mortgage Loan Trust, 2022-NQM4 A3	5.000%	6/25/62	528,228	526,246 (a)
OBX Trust, 2025-NQM8 A3	5.826%	3/25/65	428,867	433,499 (a)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	9.660%	2/15/39	824,109	809,252 (a)(h)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.010%	1/15/39	700,000	699,646 (a)(h)
Towd Point Mortgage Trust, 2016-4 B5	3.943%	7/25/56	1,060,000	859,077 (a)(h)
UBS Commercial Mortgage Trust, 2018-C15 C	5.136%	12/15/51	345,000	333,885 (h)
Verus Securitization Trust, 2023-7 B1	7.894%	10/25/68	1,000,000	1,011,702 (a)(h)
Verus Securitization Trust, 2026-2 A2	4.844%	2/25/71	250,000	249,879 (a)

Total Collateralized Mortgage Obligations (Cost — $19,572,468)				19,983,670
Asset-Backed Securities — 7.0%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.418%	4/20/37	410,000	412,807 (a)(h)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.068%	1/20/35	160,000	152,709 (a)(h)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.168%	1/20/35	510,000	501,675 (a)(h)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.418%	10/20/34	270,000	263,925 (a)(h)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.338%	1/25/38	650,000	565,953 (a)(h)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.768%	1/20/38	440,000	440,608 (a)(h)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	6.771%	10/23/34	500,000	488,751 (a)(h)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	10.818%	10/20/35	700,000	696,915 (a)(h)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	9.418%	1/20/38	440,000	443,226 (a)(h)
Ballyrock CLO Ltd., 2020-14A DR (3 mo. Term SOFR + 5.850%)	9.518%	7/20/37	500,000	500,847 (a)(h)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.622%	7/15/37	600,000	573,389 (a)(h)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.915%	1/18/35	570,000	562,173 (a)(h)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.218%	1/25/35	370,000	$367,008 (a)(h)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.248%	1/25/38	610,000	591,564 (a)(h)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	9.418%	10/20/34	650,000	653,268 (a)(h)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	8.518%	1/25/38	240,000	242,089 (a)(h)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	14.398%	10/20/37	800,000	762,429 (a)(h)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	8.518%	1/20/37	140,000	130,521 (a)(h)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.918%	7/25/34	410,000	410,937 (a)(h)
Katayma CLO Ltd., 2024-2A D (3 mo. Term SOFR + 4.500%)	8.168%	4/20/37	560,000	565,472 (a)(h)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.368%	1/25/38	740,000	740,964 (a)(h)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.070%	10/18/35	700,000	696,677 (a)(h)
Obra CLO Ltd., 2024-1A E (3 mo. Term SOFR + 6.750%)	10.418%	1/20/38	610,000	604,283 (a)(h)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.008%	1/20/38	730,000	706,695 (a)(h)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.358%	1/20/38	270,000	272,313 (a)(h)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	9.669%	1/22/38	550,000	536,256 (a)(h)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.518%	7/19/37	190,000	191,022 (a)(h)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.618%	7/20/37	160,000	160,706 (a)(h)
Trestles CLO Ltd., 2025-8A E (3 mo. Term SOFR + 5.500%)	9.168%	6/11/35	300,000	300,760 (a)(h)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	7.968%	4/18/37	180,000	181,768 (a)(h)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.168%	4/20/37	100,000	100,977 (a)(h)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	9.418%	10/24/37	360,000	355,785 (a)(h)

Total Asset-Backed Securities (Cost — $14,312,293)				14,174,472
			Shares
Preferred Stocks — 2.1%
Financials — 2.1%
Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.615%		55,664	1,388,817 (h)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.690%		65,267	1,435,221 (h)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.279%		66,471	1,519,527 (h)

Total Preferred Stocks (Cost — $4,496,201)				4,343,565

Common Stocks — 0.4%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			18,570	348,148 *

Consumer Discretionary — 0.0%††
Diversified Consumer Services — 0.0%††
WW International Inc.			1,820	38,693 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			229	110 *(i)(q)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value

Passenger Airlines — continued
Spirit Aviation Holdings Inc.			39,554	$18,986 *

Total Industrials				19,096
Information Technology — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
VCI Asset Holdings 2 LLC			299,606	299,606 *(i)(j)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			38,203	370 *(i)
Country Garden Holdings Co. Ltd.			1,200	54 *(i)

Total Real Estate				424
Total Common Stocks (Cost — $886,920)				705,967
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.2%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	119,659	422,996 (b)(c)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	13,656	171 (d)
Country Garden Holdings Co. Ltd., Senior Notes	0.000%	12/31/31	300,398	36,655 (d)

Total Real Estate				36,826
Total Convertible Bonds & Notes (Cost — $168,970)				459,822
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	1,354	21,798 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $342,120)		3/12/30	28,104	13,490 *(a)(i)(q)
Total Investments — 140.6% (Cost — $270,273,880)				284,514,091
Liabilities in Excess of Other Assets — (40.6)%				(82,124,054)
Total Net Assets — 100.0%				$202,390,037

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

 Western Asset Global High Income Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Value is less than $1.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	All or a portion of this loan has not settled as of February 28, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)	The coupon payment on this security is currently in default as of February 28, 2026.
(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Restricted security (Note 3).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At February 28, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.160%	12/17/2025	3/11/2026	$6,030,691	Corporate Bonds & Notes Cash	$6,604,172 14,000
Goldman Sachs Group Inc.	4.100%	12/12/2025	TBD***	1,097,370	Corporate Bonds & Notes	1,621,205
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Global High Income Fund Inc.
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	4.250%	12/12/2025	TBD***	$784,639	Corporate Bonds & Notes	$1,151,841
				$7,912,700		$9,377,218

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of February 28, 2026.

At February 28, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,850	USD	4,560	BNP Paribas SA	4/16/26	$1
USD	138,340	GBP	102,722	BNP Paribas SA	4/16/26	(116)
GBP	10,000	USD	13,653	Citibank N.A.	4/16/26	(174)
USD	335,551	EUR	285,953	Citibank N.A.	4/16/26	(3,179)
GBP	78,900	USD	105,484	Morgan Stanley & Co. Inc.	4/16/26	863
Net unrealized depreciation on open forward foreign currency contracts						$(2,605)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return.
Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$36,999,820	$393,514	$37,393,334
Financials	—	21,430,081	0 *	21,430,081
Other Corporate Bonds & Notes	—	121,088,779	—	121,088,779
Sovereign Bonds	—	44,314,657	—	44,314,657
Senior Loans:
Consumer Discretionary	—	3,393,820	1,005,866	4,399,686
Information Technology	—	2,515,572	1,642,200	4,157,772
Other Senior Loans	—	12,026,998	—	12,026,998
Collateralized Mortgage Obligations	—	19,983,670	—	19,983,670
Asset-Backed Securities	—	14,174,472	—	14,174,472
Preferred Stocks	$4,343,565	—	—	4,343,565
Common Stocks:
Consumer Discretionary	38,693	—	—	38,693
Industrials	18,986	110	—	19,096
Information Technology	—	—	299,606	299,606
Other Common Stocks	—	348,572	—	348,572
Convertible Bonds & Notes	—	459,822	—	459,822
Rights	—	21,798	—	21,798
Warrants	—	13,490	—	13,490
Total Investments	$4,401,244	$276,771,661	$3,341,186	$284,514,091
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$864	—	$864
Total	$4,401,244	$276,772,525	$3,341,186	$284,514,955
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,469	—	$3,469

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$340,757	$747	—	$20,064	$31,946
Financials	0 *	—	—	—	—
Health Care	0 *	—	$627	—	—
Senior Loans:
Consumer Discretionary	—	2,404	—	33,971	969,491
Information Technology	—	—	—	37,725	1,604,475
Sovereign Bonds	982,500	—	(16,375)	17,500	—
Common Stocks:
Information Technology	—	—	—	—	299,606
Total	$1,323,257	$3,151	$(15,748)	$109,260	$2,905,518

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2026[1]
Corporate Bonds & Notes:
Energy	—	—	—	$393,514	$20,064
Financials	—	—	—	0 *	—
Health Care	$(627)	—	—	—	—
Senior Loans:
Consumer Discretionary	—	—	—	1,005,866	33,971
Information Technology	—	—	—	1,642,200	37,725
Sovereign Bonds	(983,625)	—	—	—	—
Common Stocks:
Information Technology	—	—	—	299,606	—
Total	$(984,252)	—	—	$3,341,186	$91,760

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were

Western Asset Global High Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended February 28, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$5,002,223	$34,464,597	34,464,597	$39,466,820	39,466,820

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$37,827	—	—
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 2/28/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	229	3/25	$2,788	$110	$0.48	0.00%(a)
Spirit Airlines LLC, Warrants	28,104	3/25	342,120	13,490 (b)	0.48	0.01
Total			$344,908	$13,600		0.01%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Global High Income Fund Inc. 2026 Quarterly Report